COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Apr. 30, 2013 USD ($)
Newbuilding installment Commitments	$ 0	$ 40,900,000
Special Purpose Entities [Member]
Number of vessels sold and leased back | vessel	4	4
Sale Leaseback Transaction, Minimum Intial Period	P8Y
Sale Leaseback Transaction, Maximum Intial Period	twelve and a half
Options on the lessor's side to extend the charters (upper range) (in years)	5 years
Total amount of potential payment under put options with respect to capital leases	$ 36,000,000	$ 36,000,000
Special Purpose Entities [Member] | Minimum [Member]
Leased back on charters	8 years
Special Purpose Entities [Member] | Maximum [Member]
Leased back on charters	12 years 6 months
SEB guarantee [Member]
Restricted Cash and Cash Equivalents		$ 400,000	$ 400,000